DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	$ 3	$ 303
Other account payables and accrued expenses	(587)
Other comprehensive income (loss)	(584)	303
Derivatives not designated as hedging instruments [Member] | Foreign exchange forward contracts and other derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other account receivables and prepaid expenses	2	148
Other account payables and accrued expenses	$ (446)	$ (457)